Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	Sep. 28, 2020
MSCI All Country World Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	26.60%
5 Years	8.41%
10 Years	8.79%
INSTITUTIONAL SHARES
Average Annual Return:
1 Year	22.76%
5 Years	7.48%
10 Years	8.64%
INVESTOR A SHARES
Average Annual Return:
1 Year	16.00%
5 Years	6.05%
10 Years	7.77%
INVESTOR A SHARES | Return After Taxes on Distributions
Average Annual Return:
1 Year	14.03%
5 Years	4.85%
10 Years	6.84%
INVESTOR A SHARES | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	10.97%
5 Years	4.72%
10 Years	6.25%
INVESTOR C SHARES
Average Annual Return:
1 Year	20.51%
5 Years	6.38%
10 Years	7.54%